FI - Gains/losses on financial instruments (Details 10) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 13	SFr 4	SFr 2
Net gains/(losses) of which related to credit risk - on assets	0	1	(1)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,493	1,440	1,279
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	216	212	242
Net gains/(losses) of which related to credit risk - on assets	(4)	(3)	0
Loans
Gains (losses) on financial instruments
Net gains/(losses)	1,542	1,643	439
Net gains/(losses) of which related to credit risk - on assets	7	(16)	(236)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	480	(518)	111
Net gains/(losses) of which related to credit risk - on assets	96	(199)	(511)
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	1	(12)	4
Net gains/(losses) of which related to credit risk - on liabilities	5	(22)	19
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(118)	(112)	55
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(512)	323	439
Net gains/(losses) of which related to credit risk - on liabilities	(23)	0	0
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(6,857)	(1,235)	5,317
Net gains/(losses) of which related to credit risk - on liabilities	(32)	22	207
Fair Value, Option, Credit Risk, Changes in debt valuation adjustments on structured notes			261
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities			(108)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	183	456	316
Net gains/(losses) of which related to credit risk - on liabilities	83	306	(93)
Bank | Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	13	4	(38)
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,493	1,440	1,279
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	215	214	240
Net gains/(losses) of which related to credit risk - on assets	(4)	(3)	0
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	1,542	1,643	439
Net gains/(losses) of which related to credit risk - on assets	7	(16)	(236)
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	480	(507)	111
Net gains/(losses) of which related to credit risk - on assets	96	(200)	(511)
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	1	(12)	4
Net gains/(losses) of which related to credit risk - on liabilities	5	(22)	19
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(118)	(112)	55
Bank | Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(512)	323	439
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(6,615)	(1,136)	5,398
Net gains/(losses) of which related to credit risk - on liabilities	(32)	22	224
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	181	443	314
Net gains/(losses) of which related to credit risk - on liabilities	SFr 88	SFr 312	SFr (95)